Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2024
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

11.

Capital Stock and Changes in Capital Accounts
a)

Preferred stock
:

As of December 31, 2024, and 2023, the

Company’s authorized preferred stock
consists of 50,000,000

shares, respectively

(all in

registered form),

par value

$
0.01

per share,

of which
1,000,000

shares

are

designated

as

Series

A

Participating

Preferred

Shares,
5,000,000

shares

are
designated as

Series B

Preferred Shares,
10,675

shares are designated

as Series

C Preferred

Shares and
400

shares

are

designated

as

Series

D

Preferred

Shares.

As

of

December

31,

2024

and

2023,

the
Company had zero

Series A Participating Preferred Shares issued and outstanding.
b)

Series

B

Preferred

Stock:

As

of

December

31,

2024,

and

2023,

the

Company

had
2,600,000
Series B Preferred

Shares issued and

outstanding with

par value $
0.01

per share, at

$
25.00

per share and
with liquidation preference

at $
25.00

per share.
Holders of Series B Preferred Shares have no voting rights
other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.

Also, holders of Series B Preferred

Shares rank prior to the holders

of common shares with respect
to dividends,

distributions and

payments upon

liquidation and

are subordinated

to all

of the

existing and
future indebtedness.
Dividends on the Series

B Preferred Shares

are cumulative from

the date of original

issue and are

payable
on the 15th

day of January, April, July

and October of

each year at

the dividend rate

of
8.875 % per annum,
or

$
2.21875

per

share

per

annum.

In

2024,

2023,

and

2022,

dividends

on

Series

B

Preferred

Shares
amounted

to

$
5,769
,

$
5,769

and

$
5,769
,

respectively.

Since

February

14,

2019,

the

Company

may
redeem, in whole or in part, the Series B Preferred Shares at a redemption price of $ 25.00 per share plus
an amount equal

to all accumulated

and unpaid dividends thereon

to the date

of redemption, whether

or
not declared.

c)

Series

C

Preferred

Stock
:

As

of

December

31,

2024,

and

2023,

the

Company

had
10,675
shares of Series C Preferred Stock, issued and outstanding, with par value $ 0.01 per share, owned by an
affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou. The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.

The Series C Preferred Stock has no dividend

or
liquidation rights

and

cannot

be

transferred

without the

consent

of

the

Company

except

to

the

holder’s
affiliates and immediate family members.
d)

Series D Preferred Stock
: As of December 31, 2024, and 2023, the Company had 400

shares of
Series D Preferred Stock, issued and outstanding,

with par value $
0.01

per share, owned by an affiliate of
its Chief

Executive Officer,

Mrs. Semiramis

Paliou.

The Series

D Preferred Stock

is not

redeemable and
has no

dividend or

liquidation rights.
The Series D Preferred Stock vote with the common shares of the
Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,

on

all

matters

submitted

to

a

vote

of

the

stockholders

of

the

Company,

provided

however,

that,
notwithstanding any other

provision of the

Series D Preferred

Stock statement of

designation, to the

extent
that the total number

of votes one or

more holders of Series

D Preferred Stock

is entitled to vote

(including
any voting power of such holders derived from Series D Preferred

Stock, shares of Common Stock or any
other voting security of the

Company issued and outstanding as of

the date hereof or that

may be issued
in the

future) on any

matter submitted to

a vote

of stockholders of

the Company would

exceed
36.0 % of
the total number

of votes eligible

to be cast on

such matter, the total

number of votes

that holders of

Series
D Preferred Stock may exercise derived

from the Series D Preferred Stock

together with Common Shares
and any

other voting

securities of

the

Company beneficially

owned by

such holder,

shall be

reduced to
36
% of the total number of votes that may be cast on such matter submitted to a vote of stockholders.
e)

Issuance

and Repurchase

of

Common Shares:
In

2022, the

Company repurchased

under its
share repurchase program 820,000

shares of common stock,

at an average price

of $
4.56

per share, for
an

aggregate

cost

of

$
3,799
,

including

expenses.

Also,

the

Company

issued

under

its

ATM

program
877,581

shares of

common stock,

at an

average price

of $
6.27

per share

and received

net proceeds

of
$ 5,322 , and 16,453,780

shares of common stock, at an average price of $
4.13 , for the acquisition of eight
vessels, upon exercise of warrants issued to the vessels’ sellers.

In

2023,

the

Company

issued
2,033,613

shares

of

common

stock,

at

$
3.84
,

for

the

acquisition

of

one
vessel, upon

exercise of

a warrant

issued to

the vessel’s

sellers (Note

6). The

Company did
no t receive
any proceeds from the exercise of the warrants

in 2022 and 2023, and the value of

the shares issued was
included in vessels, net.

On December 2,

2024, the Company commenced

a tender offer

to purchase up

to
15,000,000

shares of
its outstanding common stock,

at $
2.00

per share, using funds

available from cash and

cash equivalents
(Note 17).
f)

Dividend on Common Stock:
On March 21,

2022, the Company paid

a dividend on its

common
stock of

$
0.20

per share,

to its

shareholders of

record as

of March

9, 2022.

On June

17, 2022,

the Company
paid a dividend on its common stock of

$
0.25

per share, to its shareholders of record as

of June 6, 2022.
On

August

19,

2022,

the

Company

paid

a

dividend

on

its

common

stock

of

$
0.275

per

share,

to

its
shareholders of record as of August 8, 2022. On December 15, 2022, the Company paid a dividend on its
common stock of $ 0.175

per share, to its shareholders

of record as of November

28, 2022. During 2022,
the Company paid total cash dividends on common stock amounting to $
79,812 .
On March

20, 2023, the

Company paid

a dividend of

$
0.15

per share, or

$
15,965
, to

its shareholders of
record as of March 13, 2023. On July 10, 2023, the Company distributed a dividend of $ 0.15 per share to
all shareholders of record as

of June 12, 2023, and

paid $
12,424

in cash to its shareholders

who elected
to receive cash

and distributed
965,044

newly issued common shares

to its shareholders

who elected to
receive

shares.

On

September

8,

2023,

the

Company

distributed

a

dividend

of

$
0.15

per

share

to

all
shareholders of record as

of August 14, 2023, and

paid $
13,041

in cash to its shareholders

who elected to
receive

cash

and

distributed
831,672

newly

issued

common

shares

to

its

shareholders

who

elected

to
receive

shares.

On

December

4,

2023,

the

Company

distributed

a

dividend

of

$
0.15

per

share

to

all
shareholders of record

as of November

27, 2023 in

the form of

common stock and

distributed
4,831,777
newly issued common shares.
On March

12, 2024,

the Company

paid a

cash dividend

on its

common stock

of $
0.075

per share,

or $
8,989
to shareholders of record

as of March 5,

2024. On June 18,

2024, the Company paid a

cash dividend on
its common

stock of

$
0.075

per share,

or $
9,379
, to

shareholders of

record as

of June

12, 2024.

On August
30,

2024,

the

Company

paid

a

cash

dividend

on

its

common

stock

of

$
0.075

per

share,

or

$
9,384
,

to
shareholders of record as of

August 15, 2024. On

December 18, 2024, the

Company paid a cash

dividend
on its common stock of $ 0.01

per share, or $
1,252 , to shareholders of record as of December 11, 2024.
g)

Dividend in Kind
:
On December 15, 2022,

the Company distributed the

Company’s investment in
the Series D Preferred

Shares of OceanPal in

the form of a stock

dividend amounting to $
18,189 , or $ 0.18
per

share,

to

its

shareholders

of

record

as

of

November

28,

2022.

On

June

9,

2023,

the

Company
distributed the Company’s investment in the Series

D Preferred Shares of OceanPal in

the form of a stock
dividend amounting to $ 10,761 , or $ 0.10

per share, to its shareholders of record as of April 24, 2023.

h)

Warrants:
On December 14, 2023, the Company distributed 22,613,070

warrants to its shareholders
of

record

on

December

6,

2023.

Holders

received

one

warrant

for

every

five

shares

of

issued

and
outstanding

shares

of

common

stock

held

as

of

the

record

date

(rounded

down

to

the

nearest

whole
number for any

fractional warrant. Each Warrant

entitles the holder

to purchase, at

the holder’s sole and
exclusive election, at the exercise price of

$
4

per warrant,
one

share of common stock plus a

bonus share
fraction. A bonus share fraction entitles a holder to receive an additional part of a share of common stock
for each

warrant exercised

without payment

of any

additional exercise

price. In

2023,
no

warrants were
exercised.
In

2024,

the

Company

issued

9,837,680

shares

of

common

stock,

having

a

value

of

$
28,047
,

net

of
expenses, or $ 2.86

per share, upon the exercise of
6,392,765

warrants issued in 2023 and distributed as
dividend to

the Company’s

shareholders. The

Company received $
24,195

in proceeds,

net of

fees, from
the

exercise of

warrants. If

all

warrants were

exercised as

of

December 31,

2024, the

Company would
have issued 36,369,395

shares of

common stock

with a

fair value

of $
80,049

and would

have received
$ 90,452

of

gross

proceeds.

The

warrants

were

measured

on

the

date

of

distribution

at

fair

value,
determined through

Level 1

account hierarchy,

being the

opening price

of the

warrants on

the NYSE

on
the date of distribution

as they are listed

under the ticker DSX_W. As

of December 31, 2024

and 2023,

the
warrant liability,

measured at

fair value,

amounted to

$
1,802

and $
6,332
, respectively.

During the

years
ended December 31, 2024 and 2023, gain from warrants amounted to $ 719 and $
1,583 , respectively and
is separately presented in the consolidated statements

of income.
i)

Incentive

Plan:
As

of

December

31,

2024,
11,144,759

shares

remained

reserved

for

issuance
according to the Company’s incentive plan.
Restricted stock in 2024, 2023 and 2022 is analyzed as follows:

Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2021 9,514,649 $ 2.83
Granted
1,470,000

4.15
Vested
(3,118,060)

2.86
Outstanding as of December 31, 2022
7,866,589 $
3.07
Granted 1,750,000

4.54
Vested (2,822,753)

3.05
Outstanding as of December 31, 2023
6,793,836 $
3.45
Granted 2,300,000 2.96
Vested (2,996,334) 3.38
Outstanding as of December 31, 2024 6,097,502 $ 3.30

The

fair

value

of

the

restricted

shares

has

been

determined

with

reference

to

the

closing

price

of

the
Company’s

stock

on

the

date

such

awards

were

approved

by

the

Company’s

board

of

directors.

The
aggregate

compensation

cost

is

recognized

ratably

in

the

consolidated

statement

of

income

over

the
respective vesting periods. In

2024, 2023 and 2022,

compensation cost amounted

to $
10,012 , $ 9,938

and
$ 9,282
,

respectively,

and

is

included

in

general

and

administrative

expenses

in

the

accompanying
consolidated statements of income.
As of

December 31,

2024 and

2023, the

total unrecognized cost

relating to

restricted share

awards was
$ 11,674

and $
14,880
, respectively. As of

December 31,

2024, the weighted-average

period over

which the
total compensation cost related to

non-vested awards not yet

recognized is expected to be

recognized is
1.54

years.